Yorktown Short Term Bond Fund
Schedule of Investments
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 37.91%
Communications — 1.68%
Alphabet, Inc., 4.38%, 11/15/2032 $ 1,000,000 $ 990,357
Meta Platforms, Inc., 4.60%, 11/15/2032 1,000,000 988,476
Uber Technologies Inc, 4.50%, 8/15/2029
(a)
1,000,000 991,752
2,970,585
Consumer Discretionary — 5.68%
Amazon.com, Inc., 4.10%, 3/13/2028 1,500,000 1,502,059
Amazon.com, Inc., 4.55%, 3/13/2033 1,000,000 988,311
Amazon.com, Inc., 4.88%, 3/13/2036 500,000 492,859
Ford Motor Credit Co., LLC, 5.13%, 11/5/2026 1,000,000 1,002,695
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 996,931
Hyundai Capital America, 4.55%, 9/26/2029
(a)
1,000,000 996,034
Lowe's Cos, Inc., 4.00%, 10/15/2028 1,000,000 992,505
McDonald's Corp., 4.80%, 8/14/2028 1,000,000 1,010,245
McDonald's Corp., MTN, 5.00%, 5/17/2029 2,000,000 2,039,032
10,020,671
Consumer Staples — 2.86%
Mars, Inc., 4.80%, 3/1/2030
(a)
2,000,000 2,020,640
Tyson Foods, Inc., 5.40%, 3/15/2029 1,000,000 1,024,358
Walmart, Inc., 4.15%, 4/30/2031 2,000,000 1,992,144
5,037,142
Financials — 10.33%
Air Lease Corp., 1.88%, 8/15/2026 500,000 496,072
Antares Holdings LP, 3.95%, 7/15/2026
(a)
1,500,000 1,495,855
Charles Schwab Corp./ The, 4.00%, 12/31/2049 H15T5Y + 316.80bps
(b)
1,000,000 998,998
Citigroup, Inc., 4.40%, 6/9/2027 (SOFR + 77.0bps) 1,000,000 1,000,557
CNO Global Funding, 1.75%, 10/7/2026
(a)
500,000 494,613
Goldman Sachs Group, Inc. (The), 4.55%, 10/21/2027 (SOFR + 92.0bps) 2,000,000 2,003,730
HSBC Holdings PLC, 5.08%, 11/19/2030 (SOFR + 129bps) 2,000,000 2,020,089
Jackson National Life Global Funding, 4.60%, 10/1/2029
(a)
1,000,000 988,334
JPMorgan Chase & Co., 4.81%, 2/24/2028 (SOFR + 118.0bps) 1,000,000 1,005,805
JPMorgan Chase Bank NA, 5.11%, 12/8/2026 1,000,000 1,006,103
Morgan Stanley Bank NA, 4.60%, 7/14/2028 O/N SOFR + 94BPS 1,500,000 1,504,750
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 995,034
Novartis Capital Corp., 4.46%, 1/9/2030 1,000,000 994,552
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026
(a)
1,000,000 985,580
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(a)
1,000,000 988,776
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)
(a)
1,000,000 997,083
Voya Financial, Inc., 3.65%, 6/15/2026 250,000 249,739
18,225,670
Industrials — 5.92%
Ashtead Capital, Inc., 1.50%, 8/12/2026
(a)
1,000,000 991,400
BWX Technologies Inc, 4.13%, 6/30/2028
(a)
500,000 493,881
Caterpillar Financial Services Corp., 4.40%, 3/3/2028 3,000,000 3,014,150
Eaton Corp., 3.95%, 3/6/2029 2,000,000 1,980,259
GE Vernova , Inc., 4.25%, 2/4/2031 500,000 495,725
Honeywell Aerospace, Inc., 4.30%, 3/16/2031
(a)
2,000,000 1,976,190

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(a)
$ 1,000,000 $ 996,849
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
500,000 494,317
10,442,771
Materials — 1.68%
Berry Global, Inc., 1.65%, 1/15/2027 2,000,000 1,962,163
Sherwin-Williams Co. (The), 4.55%, 3/2/2028 1,000,000 1,003,356
2,965,519
Technology — 3.82%
Booz Allen Hamilton, Inc., 3.88%, 9/1/2028
(a)
1,000,000 978,813
DXC Technology Co., 1.80%, 9/15/2026 286,000 283,120
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029 1,500,000 1,494,917
International Business Machines Corp., 3.30%, 1/27/2027 500,000 497,286
International Business Machines Corp., 4.80%, 2/10/2030 1,000,000 1,008,861
Leidos, Inc., 4.38%, 5/15/2030 1,000,000 985,795
Oracle Corp., 4.80%, 8/3/2028 1,000,000 998,723
Wipro IT Services LLC, 1.50%, 6/23/2026
(a)
500,000 497,801
6,745,316
Utilities — 5.94%
Ameren Corp., 1.95%, 3/15/2027 500,000 490,246
Black Hills Corp., 4.55%, 1/31/2031 1,000,000 990,554
Duke Energy Corp., 4.30%, 3/15/2028 1,000,000 998,771
Enel Finance International NV, 1.63%, 7/12/2026
(a)
1,000,000 994,711
Georgia Power Co., 4.55%, 3/15/2030 1,000,000 1,003,355
Liberty Utilities Co., 5.58%, 1/31/2029
(a)
1,000,000 1,020,549
National Rural Utilities Cooperative Finance Corp., 4.30%, 12/10/2030 1,500,000 1,486,509
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027 1,000,000 983,861
NSTAR Electric Co., 4.85%, 3/1/2030 2,000,000 2,026,082
Wisconsin Electric Power Co., 4.15%, 10/15/2030 500,000 493,355
10,487,993
Total Corporate Bonds and Notes
(Cost $66,917,449) 66,895,667
ASSET BACKED SECURITIES — 7.07%
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030
(a)
136,751 137,988
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,325,563 1,321,901
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2,
5.38%, 1/21/2031
(a)
186,739 188,640
BHG Securitization Trust, Series 2024-1A, Class A, 5.81%, 4/17/2035
(a)
80,512 81,698
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029 1,000,000 1,023,946
Dllad LLC, Series 2024-1A, Class A3, 5.30%, 7/20/2029 (TSFR3M +
181.2bps)
(a),(b)
1,000,000 1,014,486
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%,
6/15/2029 764,682 773,175
GreatAmerica Leasing Receivables Funding, Series 2024-2, Class C, 5.28%,
5/17/2032
(a)
1,000,000 1,013,611

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039
(a)
$ 225,726 $ 227,189
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/2031
(a)
500,000 503,336
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(a)
391,898 373,836
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%,
1/15/2030
(a)
1,000,000 1,016,930
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029
(a)
35,887 35,944
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029
(a)
1,008,000 1,015,129
Octane Receivables Trust, Series RVM1, Class A, 5.01%, 1/22/2046
(a)
522,106 529,110
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, MTN,
5.59%, 11/15/2029
(a)
28,728 28,849
Post Road Equipment Finance LLC, Series 2025-1A, Class D, 5.43%,
5/15/2031
(a)
500,000 503,052
SCF Equipment Leasing LLC, Series 2025-1A, Class C, 5.37%, 9/20/2034
(a)
500,000 505,592
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 4.23%,
6/15/2039 (TSFR3M + 55.2bps)
(b)
61,088 59,969
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(a)
685,000 678,955
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 551,492 534,252
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%,
4/15/2029 311,154 316,896
Verdant Receivables LLC, Series 2024-1A, Class A2, 5.68%, 12/12/2031
(a)
588,688 598,724
Total Asset Backed Securities
(Cost $12,397,203) 12,483,208
U.S. GOVERNMENT & AGENCIES — 49.41%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033 477,036 473,788
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 706,448 688,199
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 183,243 174,945
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037 546,052 533,237
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 515,177 520,044
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 626,743 565,501
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 652,157 569,196
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043 650,300 654,557
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043 575,092 579,056
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048 694,227 663,171
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050 650,876 546,878
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 542,625 462,472
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 714,286 600,500
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 575,188 509,709
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 580,162 490,401
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,395,097 1,314,754
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 780,903 735,296
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052 756,612 731,524
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 750,082 743,047
Fannie Mae, Pool #MA4970, 6.00%, 2/1/2053 700,763 706,863
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053 1,360,643 1,373,848
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053 841,781 790,517

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #FS5779, 5.50%, 9/1/2053 $ 746,594 $ 757,334
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053 1,422,000 1,434,490
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053 708,958 727,912
Fannie Mae, Pool #DB3808, 6.00%, 5/1/2054 858,176 879,109
Fannie Mae, Pool #MA5445, 6.00%, 8/1/2054 1,200,949 1,226,287
Fannie Mae, Pool #MA5615, 6.00%, 2/1/2055 645,800 659,676
Fannie Mae, Pool #MA5700, 5.50%, 5/1/2055 1,193,580 1,200,894
Fannie Mae Pool, 4.00%, 5/1/2052 1,149,917 1,082,207
Fannie Mae Pool, 5.00%, 9/1/2054 890,948 878,746
Fannie Mae Pool, 6.00%, 10/1/2054 1,113,358 1,137,717
Fannie Mae Pool, 4.50%, 5/1/2055 944,205 909,286
Fannie Mae Pool, 6.00%, 6/1/2055 777,282 793,984
Fannie Mae Pool, 4.00%, 7/1/2055 1,447,007 1,358,602
Federal Farm Credit Banks Funding Corp., 4.89%, 9/12/2033 1,000,000 998,780
Federal Farm Credit Banks Funding Corp., 5.15%, 2/17/2039 1,000,000 989,961
Federal Farm Credit Banks Funding Corp., 5.60%, 8/5/2039 1,000,000 994,130
Federal Farm Credit Banks Funding Corp., 5.42%, 12/18/2040 1,000,000 994,579
Federal Farm Credit Banks Funding Corp., 5.37%, 8/26/2044 2,000,000 1,974,878
Federal Farm Credit Banks Funding Corp., 5.93%, 5/1/2045 2,000,000 2,000,000
Federal Farm Credit Banks Funding Corp., 5.49%, 9/23/2049 1,000,000 995,239
Federal Home Loan Banks, 5.05%, 4/23/2036 1,000,000 991,499
Federal Home Loan Banks, 5.15%, 6/4/2038 500,000 494,238
Federal Home Loan Banks, 5.00%, 10/28/2039 300,000 295,928
Federal Home Loan Banks, 5.24%, 2/27/2040 1,000,000 1,006,754
Federal Home Loan Banks, 5.34%, 1/9/2041 1,000,000 990,921
Federal Home Loan Banks, 5.22%, 3/5/2041 1,000,000 983,317
Federal Home Loan Banks, 5.22%, 3/18/2041 500,000 495,037
Federal Home Loan Banks, 5.30%, 3/25/2041 1,500,000 1,487,434
Federal Home Loan Banks, 5.50%, 9/25/2042 1,000,000 989,206
Federal Home Loan Banks, 5.50%, 11/25/2044 1,000,000 990,329
Federal Home Loan Banks, 5.94%, 5/8/2045 1,500,000 1,500,639
Federal Home Loan Banks, 5.40%, 11/29/2049 1,000,000 998,951
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038 1,197,541 1,192,347
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049 794,287 674,155
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052 808,520 762,310
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052 755,949 690,536
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052 717,649 693,855
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052 792,283 765,391
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052 695,940 689,610
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053 808,116 779,903
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053 793,319 789,826
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053 795,029 803,232
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 810,099 821,437
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053 1,606,181 1,592,561
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053 767,536 763,895
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053 793,430 785,969
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053 864,166 812,449
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053 1,195,700 1,223,939

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
Freddie Mac, Pool #SD8408, 5.50%, 3/1/2054 $ 1,780,325 $ 1,792,556
Freddie Mac, Pool #SD5083, 5.50%, 3/1/2054 704,942 710,758
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054 597,314 610,795
Freddie Mac, Pool #SD8431, 5.50%, 5/1/2054 728,673 733,512
Freddie Mac, Pool #SD8453, 5.50%, 8/1/2054 1,479,447 1,489,045
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055 989,112 1,010,365
Freddie Mac Pool, 5.00%, 11/1/2054 879,665 867,855
Freddie Mac Pool, 5.00%, 11/1/2054 1,226,033 1,209,210
Freddie Mac Pool, 5.00%, 5/1/2055 930,372 917,892
Freddie Mac Pool, 5.00%, 10/1/2055 960,197 947,092
Freddie Mac Pool, 5.00%, 2/1/2056 1,475,475 1,454,881
Freddie Mac Pool, 5.00%, 3/1/2056 1,997,511 1,969,629
Freddie Mac Pool, 5.00%, 3/1/2056 1,982,491 1,954,922
Freddie Mac Pool, 5.00%, 4/1/2056 1,993,513 1,965,688
UMBS Fannie Mae Pool, 4.50%, 5/1/2054 1,799,004 1,732,481
UMBS Fannie Mae Pool, 5.00%, 2/1/2055 1,340,586 1,322,225
United States Treasury Note/Bond, 4.38%, 11/30/2028 3,000,000 3,034,277
United States Treasury Note/Bond, 4.00%, 7/31/2032 FIXED 2,000,000 1,983,281
Total U.S. Government & Agencies
(Cost $88,065,171) 87,193,446
COLLATERALIZED LOAN OBLIGATIONS — 1.42%
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class A2R, 4.87%,
1/15/2035 (TSFR3M + 120bps)
(a),(b)
1,000,000 997,863
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 4.82%, 4/22/2038
(TSFR3M + 115.0bps)
(a),(b)
500,000 499,286
Oaktree CLO Ltd., Series 2019-3, 5.06%, 1/20/2038 (TSFR3M +
138.0bps)
(a),(b)
1,000,000 1,001,945
Total Collateralized Loan Obligations
(Cost $2,500,000) 2,499,094
Total Investments — 95.81%
(Cost $169,879,823) 169,071,415
Other Assets in Excess of Liabilities  —  4.19% 7,386,862
Net Assets — 100.00% $ 176,458,277
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2026 was $29,355,341, representing 16.64% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
MTN - Medium Term Note

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
H15T5Y - 5 Year Treasury Rate
SOFR - Secured Overnight Financing Rate
TSFR3M - Secured Overnight Financing Rate (3 Month)

Yorktown Growth Fund
Schedule of Investments
April 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.41%
Communications — 0.65%
Grindr, Inc.
(a)
22,000 $ 294,140
Naspers Ltd., Class N - ADR 46,000 502,320
796,460
Consumer Discretionary — 6.50%
Asics Corporation - ADR 24,000 675,480
Axon Enterprise, Inc.
(a)
1,875 753,300
Copart, Inc.
(a)
9,400 311,234
Deckers Outdoor Corporation
(a)
2,800 286,160
FirstCash Holdings, Inc. 2,300 501,906
Freshpet, Inc.
(a)
8,750 589,575
Life Time Group Holdings, Inc.
(a)
7,950 213,140
Lithia Motors, Inc., Class A 2,100 609,252
Lovesac Company (The)
(a)
18,700 295,647
Modine Manufacturing Co.
(a)
4,150 1,056,715
MonotaRO Co., Ltd. - ADR 29,500 345,887
On Holding AG
(a)
14,950 532,369
PulteGroup, Inc. 4,000 489,440
Ralph Lauren Corp. 700 251,048
Rush Street Interactive, Inc.
(a)
26,900 755,890
Visteon Corp. 2,000 223,420
7,890,463
Consumer Staples — 1.85%
BBB Foods, Inc.
(a)
8,150 297,475
Casey's General Stores, Inc. 1,200 986,580
Performance Food Group Co.
(a)
5,630 509,853
Tootsie Roll Industries, Inc. 10,609 447,912
2,241,820
Energy — 1.87%
Flowco Holdings, Inc., Class A 12,600 312,858
Helmerich & Payne, Inc. 7,800 314,964
Northern Oil and Gas, Inc. 11,250 305,550
Texas Pacific Land Corp. 1,440 638,885
Thermon Group Holdings
(a)
6,300 381,087
Transportadora de Gas del Sur SA - ADR
(a)
10,300 314,253
2,267,597
Financials — 14.47%
Applied Blockchain, Inc.
(a)
30,350 1,039,487
Ategrity Specialty Holdings, LLC
(a)
14,650 278,350
Customers Bancorp, Inc.
(a)
4,850 369,909
Deutsche Boerse AG - ADR
(a)
31,000 950,305
Etoro Group Ltd.
(a)
8,300 295,314
FTAI Aviation Ltd. 5,800 1,448,086
Futu Holdings Ltd. - ADR
(a)
3,500 540,785
Hamilton Insurance Group Ltd, Class B
(a)
16,900 553,813
Hamilton Lane, Inc., Class A 3,300 303,567
HCI Group, Inc.
(a)
3,200 491,424

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Shares Fair Value
Houlihan Lokey, Inc., Class A 3,850 $ 595,787
Interactive Brokers Group, Inc., Class A 12,400 985,800
Janus Henderson Group plc 5,850 301,918
KKR & Co., Inc. 7,200 751,248
LPL Financial Holdings, Inc. 1,700 568,021
Mercury General Corporation 3,100 301,661
Old National Bancorp 14,150 339,176
Patria Investments Ltd., Class A
(a)
34,000 438,940
Piper Sandler Cos 4,240 369,728
Raymond James Financial, Inc. 6,450 1,021,164
RenaissanceRe Holdings Ltd. 1,450 445,106
SiriusPoint Ltd.
(a)
12,700 297,307
Stifel Financial Corp. 7,350 579,254
Stock Yards Bancorp, Inc.
(a)
8,100 585,873
StoneX Group, Inc.
(a)
10,800 1,145,124
Synchrony Financial 6,000 457,200
Tradeweb Markets, Inc., Class A 2,630 297,848
Victory Capital Holdings, Inc. 4,050 317,966
WaFd, Inc. 8,450 299,130
Webster Financial Corporation 4,150 300,294
Western Alliance Bancorp 7,200 587,088
White Mountains Insurance Group Ltd. 135 301,319
17,557,992
Health Care — 15.42%
ACADIA Pharmaceuticals, Inc.
(a)
13,400 300,830
Alkermes plc
(a)
8,900 300,019
Argenx SE - ADR
(a)
425 332,231
Aurinia Pharmaceuticals, Inc.
(a)
18,200 280,007
Axogen, Inc.
(a)
7,000 302,400
Axsome Therapeutics, Inc.
(a)
2,950 612,862
Beam Therapeutics, Inc.
(a)
9,750 295,717
BioCryst Pharmaceuticals, Inc.
(a)
32,750 299,990
Bridgebio Pharma, Inc.
(a)
4,200 298,662
Bruker Corp. 8,400 308,364
Catalyst Pharmaceuticals, Inc.
(a)
10,350 291,145
CG oncology, Inc.
(a)
4,450 296,993
Corcept Therapeutics, Inc.
(a)
6,500 302,380
Cytokinetics, Inc.
(a)
7,750 495,767
Denali Therapeutics, Inc.
(a)
15,900 297,648
Ensign Group, Inc. (The) 2,500 466,725
Exelixis, Inc.
(a)
6,650 295,659
Glaukos Corporation
(a)
1,100 158,037
Globus Medical, Inc., Class A
(a)
6,400 577,152
GRAIL, Inc.
(a)
5,750 313,260
Guardant Health, Inc.
(a)
3,650 317,842
Guardian Pharmacy Services, Inc., Class A
(a)
7,850 291,235
Haemonetics Corp.
(a)
4,400 264,396
Halozyme Therapeutics, Inc.
(a)
7,850 499,731

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Shares Fair Value
Insmed, Inc.
(a)
3,750 $ 511,238
Integer Holdings Corp.
(a)
3,400 300,934
Krystal Biotech, Inc.
(a)
2,000 524,520
Lantheus Holdings, Inc.
(a)
3,600 304,632
Legend Biotech Corporation - ADR
(a)
14,250 335,160
LifeStance Health Group, Inc.
(a)
39,850 301,664
Ligand Pharmaceuticals, Inc., B
(a)
1,300 298,285
Liquidia Corporation
(a)
7,850 307,799
Lonza Group AG - ADR 4,600 282,578
Madrigal Pharmaceuticals, Inc.
(a)
500 258,695
Medpace Holdings, Inc.
(a)
1,800 753,588
Neurocrine Biosciences, Inc.
(a)
3,750 493,763
Oscar Health, Inc., Class A
(a)
17,400 321,204
PACS Group, Inc.
(a)
7,800 261,690
Penumbra, Inc.
(a)
3,000 979,440
Phibro Animal Health Corporation, A 5,650 300,467
Praxis Precision Medicines, Inc.
(a)
875 278,976
Radnet, Inc.
(a)
5,350 302,543
Relay Therapeutics, Inc.
(a)
23,200 300,672
Sarepta Therapeutics, Inc.
(a)
14,250 297,540
Scholar Rock Holding Corporation
(a)
6,400 298,304
Stoke Therapeutics, Inc.
(a)
9,150 299,388
Syndax Pharmaceuticals, Inc.
(a)
14,000 300,020
Tarsus Pharmaceuticals, Inc.
(a)
4,950 314,870
TG Therapeutics, Inc.
(a)
13,700 462,786
Travere Therapeutics, Inc.
(a)
7,300 307,476
Twist Bioscience Corp.
(a)
5,100 298,095
Ultragenyx Pharmaceutical, Inc.
(a)
10,750 265,418
Veracyte, Inc.
(a)
7,750 255,130
18,715,927
Industrials — 33.24%
API Group Corp.
(a)
15,150 692,658
Bloom Energy Corporation, Class A
(a)
4,150 1,175,944
BWX Technologies, Inc. 4,700 1,017,033
Camtek Ltd.
(a)
7,050 1,353,036
CECO Environmental Corp.
(a)
9,700 719,158
Chart Industries, Inc.
(a)
1,550 322,245
Clean Harbors, Inc.
(a)
1,450 453,386
Comfort Systems USA, Inc. 2,960 5,447,140
Core & Main, Inc., Class A
(a)
13,300 669,921
Corporation America Airports S.A.
(a)
13,600 339,320
Curtiss-Wright Corp. 1,400 1,008,280
Disco Corp. - ADR
(a)
23,050 1,108,935
DSV AS - ADR
(a)
3,850 470,778
Dycom Industries, Inc.
(a)
1,476 611,211
Embraer SA - ADR
(a)
4,200 263,340
ESCO Technologies, Inc. 1,125 364,444
Evolv Technologies Holdings, Inc.
(a)
72,500 522,000

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Shares Fair Value
Flowserve Corporation 3,500 $ 257,740
Fluidra SA 15,600 364,311
Forgent Power Solutions, Inc.
(a)
17,200 647,064
Franklin Electric Co., Inc. 6,000 601,140
Graham Corporation
(a)
5,450 518,840
Granite Construction, Inc. 2,400 328,968
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR 1,390 425,118
HEICO Corp. 1,280 345,498
IES Holdings, Inc.
(a)
4,570 2,943,446
Installed Building Products, Inc. 1,300 375,115
ITT, Inc. 3,300 707,322
Karman Holdings, Inc.
(a)
3,350 227,733
Korn/Ferry International 5,700 378,708
Leonardo DRS, Inc.
(a)
7,900 320,977
MasTec, Inc.
(a)
2,200 866,910
Mueller Industries, Inc. 7,800 1,056,354
Nextpower, Inc., Class A
(a)
2,550 303,781
nVent Electric PLC 2,400 342,960
Ondas Holdings, Inc.
(a)
59,250 594,870
Primoris Services Corp. 4,100 742,715
Prysmian SpA
(a)
14,400 2,163,297
Prysmian SpA - ADR
(a)
15,000 1,137,750
RBC Bearings, Inc.
(a)
1,000 599,090
Rollins, Inc. 7,300 406,829
Saia, Inc.
(a)
1,840 825,829
Schneider National, Inc., Class B 9,800 304,682
SPX Technologies, Inc.
(a)
2,700 591,057
Sunbelt Rentals Holdings, Inc. 8,200 627,546
Teledyne Technologies, Inc.
(a)
900 581,265
TopBuild Corp.
(a)
1,300 575,510
Transcat, Inc.
(a)
4,000 304,400
WESCO International, Inc. 3,600 1,256,832
Woodward, Inc. 2,750 998,222
Xometry, Inc., Class A
(a)
11,050 566,534
Zurn Water Solutions, Inc. 9,750 506,610
40,333,852
Materials — 2.61%
Eagle Materials, Inc. 1,650 346,681
Givaudan SA - ADR
(a)
5,100 363,324
Gold Fields Ltd. - ADR 22,750 966,420
Hawkins, Inc. 3,700 619,565
Kingspan Group PLC - ADR
(a)
4,650 435,147
United States Lime & Minerals, Inc. 4,125 444,139
3,175,276
Real Estate — 0.97%
CBRE Group, Inc., Class A
(a)
2,700 385,371
Hannon Armstrong Sustainable Infrastructure 11,550 484,522

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Shares Fair Value
NETSTREIT Corporation 14,650 $ 301,351
1,171,244
Technology — 19.37%
Accelerant Holdings
(a)
22,800 296,628
Advantest Corp. - ADR 5,400 1,009,800
Arista Networks, Inc.
(a)
9,800 1,692,558
ASM International NV - ADR
(a)
1,070 1,042,940
Celestica, Inc.
(a)
2,450 1,003,495
Ciena Corp.
(a)
1,650 870,507
Cipher Mining, Inc.
(a)
19,700 349,478
Clear Secure, Inc., Class A 6,350 339,026
Clearwater Analytics Holdings, Inc., Class A
(a)
16,700 404,140
Datadog, Inc., Class A
(a)
4,000 528,760
Digi International, Inc.
(a)
13,700 767,748
DigitalOcean Holdings, Inc.
(a)
4,900 472,507
Dlocal Ltd., Class A 41,500 576,020
ExlService Holdings, Inc.
(a)
12,100 385,748
Fabrinet
(a)
3,150 2,152,931
Fortinet, Inc.
(a)
4,950 417,334
Hinge Health, Inc.
(a)
6,700 298,820
InterDigital, Inc. 1,450 430,012
KLA Corp. 890 1,557,811
Lumentum Holdings, Inc.
(a)
1,125 1,015,110
Monolithic Power Systems, Inc. 650 1,049,367
Navan, Inc.
(a)
18,650 326,188
Nova Ltd.
(a)
1,980 990,851
PTC, Inc.
(a)
2,800 381,640
RingCentral, Inc., Class A
(a)
13,050 524,871
Riot Platforms, Inc.
(a)
16,500 284,460
Samsara, Inc., Class A
(a)
10,100 290,274
Semtech Corporation
(a)
6,850 719,593
Sezzle Inc
(a)
3,950 314,420
SPS Commerce, Inc.
(a)
4,330 243,000
SYNNEX Corp. 2,700 616,086
TDK Corp. - ADR
(a)
37,500 699,750
Tyler Technologies, Inc.
(a)
1,650 562,881
Unity Software, Inc.
(a)
22,550 595,771
Verra Mobility Corp.
(a)
19,750 292,893
23,503,418
Utilities — 1.46%
Kenon Holdings Ltd. 3,600 331,488
Pampa Energia SA - ADR
(a)
7,200 596,664
SSE PLC - ADR 14,400 522,144
WaterBridge Infrastructure, LLC, Class A 10,600 319,484
1,769,780
Total Common Stocks
(Cost $69,078,746) 119,423,829

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Shares Fair Value
Total Investments — 98.41%
(Cost $69,078,746) $ 119,423,829
Other Assets in Excess of Liabilities  —  1.59% 1,931,861
Net Assets — 100.00% $ 121,355,690
(a) Non-income producing security.
ADR - American Depositary Receipt

Yorktown Multi-Sector Bond Fund
Schedule of Investments
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 46.54%
Communications — 1.37%
Alphabet, Inc., 4.38%, 11/15/2032 $ 1,000,000 $ 990,357
CCO Holdings LLC, 5.00%, 2/1/2028
(a)
1,000,000 988,798
Meta Platforms, Inc., 4.60%, 11/15/2032 1,000,000 988,475
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 457,196
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
500,000 477,398
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 865,767
4,767,991
Consumer Discretionary — 7.40%
Amazon.com, Inc., 4.88%, 3/13/2036 2,000,000 1,971,435
Boyd Gaming Corp., 4.75%, 12/1/2027 1,000,000 996,009
Carnival Corp., 4.00%, 8/1/2028
(a)
2,000,000 1,953,940
Carnival Corp., 5.13%, 5/1/2029
(a)
500,000 498,761
Ford Motor Co., Class B, 3.25%, 2/12/2032 500,000 438,882
Ford Motor Credit Co LLC, 4.95%, 5/28/2027 2,000,000 2,000,295
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029 1,500,000 1,409,220
General Motors Financial Co., Inc., 5.35%, 1/7/2030 2,000,000 2,040,086
Hilton Worldwide Finance LLC, 4.88%, 4/1/2027 2,000,000 1,996,123
Home Depot, Inc. (The), 4.95%, 9/15/2052 1,000,000 891,560
Home Depot, Inc. (The), 5.30%, 6/25/2054 1,000,000 934,454
KFC Holding Co/Pizza Hut Hold. LLC/Taco Bell LLC, 4.75%, 6/1/2027
(a)
2,000,000 1,997,645
Lowe's Cos, Inc., 5.63%, 4/15/2053 1,000,000 947,659
McDonald's Corp., 5.45%, 8/14/2053 2,000,000 1,888,999
MGM Resorts International, 4.63%, 9/1/2026 1,000,000 1,000,076
Nissan Motor Acceptance Co., LLC, 5.68%, 9/13/2027 (SOFRIX + 205bps)
(a)
1,000,000 993,222
Nissan Motor Co. Ltd., 4.81%, 9/17/2030
(a)
1,000,000 934,819
Service Corp International/US, 4.63%, 12/15/2027 2,000,000 1,986,569
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 932,053
25,811,807
Consumer Staples — 3.03%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 97,743
Coca-Cola Co. (The), 4.65%, 8/14/2034 1,000,000 1,005,672
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 442,039
JBS USA LUX SA, 3.75%, 12/1/2031 250,000 234,712
JBS USA LUX SA, 3.63%, 1/15/2032 500,000 462,976
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
300,000 265,400
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 784,145
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 819,384
Kroger Co. (The), 5.00%, 9/15/2034 1,000,000 988,171
Land O' Lakes, Inc., 7.25%, 12/31/2049
(a)
500,000 461,250
Molson Coors Beverage Co., 4.20%, 7/15/2046 1,000,000 785,387
PepsiCo, Inc., 5.25%, 7/17/2054 1,000,000 956,920
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
500,000 485,110
Pilgrim's Pride Corp., 4.25%, 4/15/2031 1,000,000 961,889
Target Corp., 4.50%, 9/15/2034 1,000,000 974,285
Walmart, Inc., 4.50%, 4/15/2053 1,000,000 867,213

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
$ 10,592,296
Energy — 1.59%
Energy Transfer LP, 6.50%, 2/15/2056 H15T5Y + 267.60BPS $ 1,000,000 1,003,335
Hess Midstream Operations LP, 5.88%, 3/1/2028
(a)
1,000,000 1,010,372
Marathon Petroleum Corp., 5.15%, 3/1/2030 1,000,000 1,020,674
NuStar Logistics LP, Class B, 5.63%, 4/28/2027 2,000,000 2,008,174
Sunoco LP / Sunoco Finance Corp, 5.88%, 3/15/2028 500,000 502,441
5,544,996
Financials — 17.31%
American Express Co., 3.55%, 12/31/2049 (H15T5Y + 285.4bps)
(b)
1,000,000 991,202
Assurant, Inc., 7.00%, 3/27/2048 1,000,000 1,013,528
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 +
387.0bps)
(b)
800,000 802,940
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)
(b)
2,000,000 1,982,747
Bank of New York Mellon Corp. (The), Series F, Class F, 4.63%, 12/20/2049
(TSFR3M + 339.26bps)
(b)
1,000,000 997,166
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps) 1,000,000 1,061,058
Bank of Nova Scotia/The, 6.88%, 10/27/2085 VARIABLE
(b)
500,000 506,191
Barclays PLC, 4.84%, 5/9/2028 2,000,000 2,002,269
Barclays PLC, 5.09%, 6/20/2030 (USISSO05 + 305.40bps)
(b)
1,500,000 1,506,997
Barclays PLC, 9.63%, 12/31/2049 (USISSO05 + 577.50bps)
(b)
1,000,000 1,116,615
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps) 2,000,000 1,969,400
BNP Paribas SA, 8.00%, 8/22/2171 (H15T5Y +372.70bps)
(a)
1,500,000 1,608,789
Charles Schwab Corp./ The, 4.00%, 12/31/2049 H15T5Y + 316.80bps
(b)
1,000,000 998,998
Citigroup, Inc., 6.75%, 12/31/2049 (H15T5Y + 257.20bps)
(b)
2,000,000 2,013,390
Citigroup, Inc., 7.13%, 12/31/2049 (H15T5Y + 269.3bps)
(b)
1,000,000 1,015,318
Citigroup, Inc., 4.15%, 2/15/2172 (H15T5Y + 300.0bps)
(b)
2,000,000 1,987,084
Credit Agricole SA, MTN, 4.75%, 12/23/2169 (H15T5Y + 323.7bps)
(a),(b)
1,000,000 974,061
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 1,954,565
Goldman Sachs Group, Inc. (The), 6.13%, 5/10/2049
(b)
1,000,000 1,008,033
Goldman Sachs Group, Inc. (The), 7.50%, 5/10/2079 (H15T5Y + 280.90bps) 1,000,000 1,045,753
HSBC Holdings PLC, 8.00%, 9/7/2093 (H15T5Y + 385.8bps)
(b)
1,000,000 1,046,181
ING Groep NV, 5.75%, 11/16/2167 (H15T5Y + 432.2bps)
(b)
1,000,000 1,003,083
ING Groep NV, 4.25%, 10/16/2169 (H15T5Y + 286.2bps) 1,000,000 901,246
JPMorgan Chase & Co., 6.88%, 6/1/2071 (H15T5Y + 273.7bps)
(b)
1,000,000 1,042,405
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.20bps)
(b)
2,000,000 2,054,440
Lloyds Banking Group PLC, 8.00%, 3/27/2170 (H15T5Y + 391.3bps)
(b)
1,000,000 1,069,984
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 949,393
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
1,000,000 676,905
Morgan Stanley Bank NA, 4.60%, 7/14/2028 O/N SOFR + 94BPS 1,075,000 1,078,404
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
500,000 382,281
Nordea Bank Abp, 6.30%, 3/25/2049
(a)
1,000,000 1,010,218
Nordea Bank Abp, 3.75%, 3/1/2140 (H15T5Y + 260.2bps)
(a)
1,000,000 946,618
Pacific LifeCorp, 3.35%, 9/15/2050
(a)
500,000 335,418
Pacific LifeCorp, 5.40%, 9/15/2052
(a)
1,000,000 932,007
Pricoa Global Funding I, 4.70%, 5/28/2030
(a)
2,000,000 2,010,588
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)
(b)
2,000,000 2,079,244

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
Societe Generale SA, 8.50%, 3/25/2071 (H15T5Y + 415.30bps)
(a),(b)
$ 500,000 $ 549,874
Societe Generale SA, 10.00%, 5/14/2169 (H15T5Y + 544.80bps)
(a)
1,000,000 1,096,110
Standard Chartered PLC, 4.30%, 2/19/2169 (H15T5Y + 313.50bps)
(a)
2,000,000 1,925,339
State Street Corp., 6.70%, 12/31/2049
(b)
1,000,000 1,031,140
State Street Corp., 6.45%, 9/5/2080 (H15T5Y + 213.50bps) 2,000,000 2,045,592
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)
(b)
1,000,000 1,040,815
Toronto-Dominion Bank (The), 7.25%, 7/31/2084 (H15T5Y + 297.70bps)
(b)
1,000,000 1,039,442
UBS Group AG, 7.75%, 12/31/2049 (USISSO05 + 416bps)
(a)
1,000,000 1,069,681
UBS Group AG, 4.38%, 8/10/2171 (H15T5Y + 331.3bps)
(a),(b)
1,000,000 919,599
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a)
2,000,000 2,013,574
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a)
500,000 501,220
US Bancorp, 5.30%, 4/15/2171 (TSFR3M + 317.6bps)
(b)
1,000,000 997,297
Wells Fargo & Co., 6.85%, 7/15/2071 (H15T5Y + 276.7bps) 1,000,000 1,040,878
Wells Fargo & Co., Class B, 7.63%, 9/15/2171 (H15T5Y + 360.6bps)
(b)
1,000,000 1,050,699
60,395,779
Health Care — 1.01%
Humana, Inc., 5.38%, 4/15/2031 1,000,000 1,013,875
Novartis Capital Corp., 4.34%, 11/5/2028 1,000,000 1,004,163
Tenet Healthcare Corp, 5.13%, 11/1/2027 1,500,000 1,499,423
3,517,461
Industrials — 5.64%
Air Canada, 3.88%, 8/15/2026
(a)
1,000,000 997,980
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053 2,000,000 1,656,739
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054 1,000,000 922,750
Burlington Northern Santa Fe LLC, 5.50%, 3/15/2055 1,000,000 964,197
BWX Technologies Inc, 4.13%, 6/30/2028
(a)
1,000,000 987,763
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031 1,000,000 892,950
Chart Industries Inc, 7.50%, 1/1/2030
(a)
500,000 519,690
CSX Corp., 5.50%, 4/15/2041 1,000,000 1,012,661
GE Vernova, Inc., 4.88%, 2/4/2036 1,500,000 1,484,327
Honeywell Aerospace, Inc., 4.95%, 3/16/2036
(a)
1,500,000 1,483,547
Honeywell International, Inc., 5.25%, 3/1/2054 1,000,000 935,974
Norfolk Southern Corp., 5.05%, 8/1/2030 500,000 511,312
Ritchie Bros Holdings Inc, 6.75%, 3/15/2028
(a)
1,500,000 1,522,212
Triton Container International Ltd., 3.25%, 3/15/2032 500,000 447,789
Union Pacific Corp., 3.20%, 5/20/2041 1,000,000 776,066
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 630,590
United Parcel Service, Inc., 5.50%, 5/22/2054 1,000,000 959,167
United Rentals North America Inc., 4.88%, 1/15/2028 2,000,000 1,997,665
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
1,000,000 988,634
19,692,013
Materials — 1.27%
Ball Corp., 2.88%, 8/15/2030 1,000,000 910,073
Bemis Co., Inc., 2.63%, 6/19/2030 500,000 462,120
Berry Global, Inc., Series 21-25A, Class CR, 5.80%, 6/15/2031 (TSFR3M +
165bps)
(a),(b)
1,500,000 1,563,207
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 473,390

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
Crown Americas LLC, 5.88%, 6/1/2033 $ 1,000,000 $ 1,007,972
4,416,762
Real Estate — 0.62%
Iron Mountain, Inc., 4.88%, 9/15/2029
(a)
1,000,000 986,737
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
1,000,000 990,192
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 198,874
2,175,803
Technology — 2.86%
Broadcom, Inc., 4.15%, 11/15/2030 1,000,000 985,071
Broadcom, Inc., 4.15%, 11/15/2030 500,000 492,535
Broadcom, Inc., 2.60%, 2/15/2033 1,000,000 875,085
Dell International LLC / EMC Corp., 5.00%, 4/1/2030 1,000,000 1,014,124
Dell International LLC / EMC Corp., 4.85%, 2/1/2035 1,000,000 974,325
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 1,000,000 977,548
HP, Inc., 6.00%, 9/15/2041 2,500,000 2,507,170
Juniper Networks, Inc., 2.00%, 12/10/2030 500,000 439,490
Juniper Networks, Inc., 5.95%, 3/15/2041 700,000 692,680
Leidos, Inc., 5.75%, 3/15/2033
(a)
1,000,000 1,039,031
9,997,059
Utilities — 4.44%
AEP Texas, Inc., Class I, 2.10%, 7/1/2030 500,000 454,276
Ameren Illinois Co., 4.95%, 6/1/2033 1,000,000 1,007,351
American Electric Power Co Inc, 3.88%, 2/15/2062 H15T5Y + 267.50bps
(b)
500,000 492,768
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 749,636
Dominion Energy Inc, 6.00%, 2/15/2056 H15T10Y + 2.262% 1,000,000 1,001,194
Dominion Energy, Inc., 4.35%, 1/15/2167 (H15T5Y + 319.5bps)
(b)
1,000,000 991,880
Duke Energy Carolinas LLC, Series 2021-4A, Class E, 4.85%, 1/15/2034
(H15T5Y + 319.5bps) 1,000,000 999,111
Duke Energy Ohio, Inc., 5.55%, 3/15/2054 1,000,000 956,064
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 570,438
Kentucky Utilities Co., 3.30%, 6/1/2050 1,000,000 676,254
National Rural Utilities Cooperative Finance Corp., 4.30%, 12/10/2030 1,000,000 991,006
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 986,904
NRG Energy, Inc., 5.75%, 7/15/2029
(a)
1,000,000 1,000,079
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 386,040
PPL Electric Utilities Corp., 5.25%, 5/15/2053 1,000,000 930,009
Southern California Edison Co., 4.88%, 3/1/2049 1,000,000 830,908
Southern Co. (The), 4.85%, 3/15/2035 1,000,000 973,528
Union Electric Co., 3.90%, 4/1/2052 750,000 563,241
Union Electric Co., 5.25%, 1/15/2054 1,000,000 920,956
15,481,643
Total Corporate Bonds and Notes
(Cost $165,802,058) 162,393,610
ASSET BACKED SECURITIES — 4.14%

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%,
7/11/2030 $ 685,000 $ 654,280
Amur Equipment Finance Receivables, Series 2022-2A, Class D, 7.25%,
5/21/2029
(a)
1,000,000 1,006,502
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E,
5.02%, 12/20/2028
(a)
750,000 750,470
Amur Equipment Finance Receivables XIII LLC, Series 2024-2A, Class D,
5.97%, 10/20/2031
(a)
310,000 314,425
Dell Equipment Finance Trust, Series 2024-1, Class D, MTN, 6.12%,
9/23/2030
(a)
250,000 252,174
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/2031
(a)
500,000 502,639
Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/2031
(a)
500,000 506,758
Hilton Grand Vacations Trust, Series 2024-3, Class A, 4.98%, 8/27/2040
(a)
525,004 527,982
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 12/22/2031
(a)
1,000,000 1,007,965
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/2032
(a)
500,000 506,149
Mariner Finance Issuance Trust, Series 2024-A, Class A, 5.13%, 9/22/2036
(a)
2,000,000 2,015,103
NMEF Funding LLC, Series 2024-A, Class B, 5.32%, 12/15/2031
(a)
1,000,000 1,011,713
NMEF Funding LLC, Series 2024-A, Class A, 6.33%, 12/15/2031
(a)
500,000 509,908
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029
(a)
1,000,000 1,007,073
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030
(a)
1,000,000 1,018,019
Pagaya AI Debt Grantor Trust, Series 2024-5A, Class A, 6.28%, 10/15/2031
(a)
175,774 175,904
Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.63%, 7/15/2032
(a)
848,835 851,386
Post Road Equipment Finance LLC, Series 2024-1A, Class C, MTN, 5.81%,
10/15/2030
(a)
160,000 161,942
SCF Equipment Leasing LLC, Series 2025-1A, Class D, 5.88%, 11/20/2035
(a)
500,000 504,502
Towd Point Asset Trust, Series 2021-SL1, Class A2, 4.48%, 11/20/2061
(TSFR1M + 81.4bps)
(a)
133,941 133,402
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 580,805 555,794
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 485,170
Total Asset Backed Securities
(Cost $14,405,388) 14,459,260
U.S. GOVERNMENT & AGENCIES — 38.10%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 136,492 132,310
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 515,177 520,044
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042 620,829 626,748
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050 767,303 658,319
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051 502,520 423,258
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,438,965 1,207,201
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 737,303 623,227
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 802,082 675,674
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052 788,739 691,776

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052 $ 766,251 $ 672,397
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052 342,861 301,175
Fannie Mae, Pool #CB3177, 3.50%, 3/1/2052 761,179 694,672
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,346,269 1,268,738
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052 FIXED 1,197,593 1,051,963
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052 1,241,692 1,090,608
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 780,903 735,296
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052 1,924,744 1,811,721
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052 1,216,380 1,143,569
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053 1,540,978 1,529,178
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 750,082 743,047
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053 622,263 619,311
Fannie Mae, Pool #MA5010, 5.50%, 5/1/2053 691,623 697,962
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053 789,277 781,854
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053 1,590,313 1,574,867
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053 607,829 622,361
Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054 901,039 846,744
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054 1,537,896 1,550,229
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054 547,950 559,723
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054 1,163,158 1,188,148
Fannie Mae, Pool #MA5329, 6.50%, 4/1/2054 463,150 480,871
Fannie Mae, Pool #MA5416, 6.50%, 5/1/2054 359,917 368,905
Fannie Mae, Pool #MA5386, 4.50%, 6/1/2054 919,325 885,331
Fannie Mae, Pool #MA5493, 6.00%, 8/1/2054 553,267 558,083
Fannie Mae, Pool #MA5522, 6.50%, 9/1/2054 830,329 851,816
Fannie Mae, Pool #MA5498, 6.00%, 10/1/2054 1,313,965 1,343,120
Fannie Mae, Pool #MA5496, 5.00%, 10/1/2054 1,732,744 1,709,725
Fannie Mae, Pool #MA5587, 6.00%, 1/1/2055 996,186 1,017,767
Fannie Mae, Pool #MA5614, 5.50%, 2/1/2055 1,567,957 1,577,485
Fannie Mae, Pool #MA5615, 6.00%, 2/1/2055 1,291,599 1,319,352
Fannie Mae, Pool #MA5646, 5.50%, 3/1/2055 1,593,133 1,602,733
Fannie Mae, Pool #MA5672, 5.00%, 4/1/2055 925,274 912,673
Fannie Mae Pool, 6.00%, 3/1/2055 1,316,796 1,345,090
Fannie Mae Pool, 5.50%, 6/1/2055 848,636 853,859
Fannie Mae Pool, 5.50%, 7/1/2055 860,275 865,459
Fannie Mae Pool, 5.00%, 2/1/2056 1,478,084 1,457,453
Federal Farm Credit Bank, 2.13%, 5/21/2040 2,000,000 1,390,247
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 345,392
Federal Farm Credit Banks Funding Corp., 5.15%, 2/17/2039 2,000,000 1,979,921
Federal Farm Credit Banks Funding Corp., 5.24%, 9/19/2039 1,000,000 985,129
Federal Farm Credit Banks Funding Corp., 5.24%, 2/13/2040 1,500,000 1,486,210
Federal Farm Credit Banks Funding Corp., 5.63%, 3/26/2040 1,000,000 995,029
Federal Farm Credit Banks Funding Corp., 5.38%, 12/3/2040 1,500,000 1,485,959
Federal Farm Credit Banks Funding Corp., 5.42%, 12/18/2040 1,000,000 994,579
Federal Farm Credit Banks Funding Corp., 5.14%, 2/11/2041 1,000,000 985,492
Federal Farm Credit Banks Funding Corp., 5.50%, 4/20/2046 1,000,000 983,196
Federal Home Loan Banks, 5.10%, 2/12/2035 1,000,000 990,918
Federal Home Loan Banks, 2.01%, 7/16/2040 1,000,000 693,820

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
Federal Home Loan Banks, 5.39%, 11/26/2040 $ 1,000,000 $ 986,840
Federal Home Loan Banks, 5.34%, 1/9/2041 1,000,000 990,921
Federal Home Loan Banks, 5.32%, 1/22/2041 1,000,000 992,383
Federal Home Loan Banks, 5.32%, 1/30/2041 1,000,000 993,473
Federal Home Loan Banks, 5.22%, 3/5/2041 1,000,000 983,317
Federal Home Loan Banks, 5.22%, 3/18/2041 1,000,000 990,074
Federal Home Loan Banks, 5.30%, 3/25/2041 1,000,000 991,622
Federal Home Loan Banks, 5.50%, 9/25/2042 1,000,000 989,206
Federal Home Loan Banks, 5.50%, 11/25/2044 1,000,000 990,329
Federal Home Loan Banks, 5.55%, 3/10/2045 1,000,000 991,930
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 1,176,179
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033 344,558 348,336
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036 464,583 427,628
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037 444,475 433,497
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 1,361,267 1,182,198
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042 662,566 645,518
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 261,167 240,434
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 572,925 527,382
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 484,514 414,004
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 648,325 554,668
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051 683,547 600,525
Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052 2,244,171 2,047,980
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052 768,721 743,152
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052 1,526,725 1,516,211
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053 775,500 768,367
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053 662,851 669,322
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053 1,661,671 1,560,179
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053 797,992 791,412
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053 817,751 767,952
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 810,099 821,437
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 797,722 791,080
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053 813,568 785,279
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 791,337 783,936
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053 707,354 715,010
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053 1,479,500 1,470,146
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053 806,504 798,338
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053 1,334,121 1,364,109
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053 2,252,048 2,271,828
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054 993,733 1,018,275
Freddie Mac, Pool #SD5380, 5.50%, 4/1/2054 762,657 768,773
Freddie Mac, Pool #MA5416, 5.50%, 6/1/2054 728,546 732,938
Freddie Mac, Pool #MA5416, 6.00%, 7/1/2054 577,310 589,378
Freddie Mac, Pool #SD8454, 6.00%, 8/1/2054 593,000 605,741
Freddie Mac, Pool #SD8469, 5.50%, 10/1/2054 766,473 771,093
Freddie Mac, Pool #RE6151, 6.00%, 11/1/2054 561,681 567,082
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055 659,408 673,577
Freddie Mac Pool, 6.00%, 11/1/2054 657,596 672,071
Freddie Mac Pool, 5.00%, 11/1/2054 1,759,330 1,735,710

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Principal
Amount Fair Value
Freddie Mac Pool, 4.50%, 11/1/2054 $ 1,863,424 $ 1,796,242
Freddie Mac Pool, 5.50%, 12/1/2054 1,612,424 1,622,308
Freddie Mac Pool, 5.50%, 1/1/2055 1,593,296 1,602,982
Freddie Mac Pool, 5.50%, 2/1/2055 2,350,990 2,365,156
Freddie Mac Pool, 5.50%, 4/1/2055 1,601,723 1,611,375
Freddie Mac Pool, 5.00%, 9/1/2055 2,394,680 2,362,433
Freddie Mac Pool, 5.50%, 10/1/2055 1,795,909 1,806,731
Freddie Mac Pool, 5.00%, 10/1/2055 960,197 947,092
Freddie Mac Pool, 5.50%, 1/1/2056 1,987,924 1,999,652
Freddie Mac Pool, 5.00%, 2/1/2056 1,967,300 1,939,841
UMBS Fannie Mae Pool, 5.50%, 3/1/2054 1,198,343 1,207,036
UMBS Fannie Mae Pool, 5.00%, 12/1/2054 890,461 878,562
UMBS Fannie Mae Pool, 5.50%, 10/1/2055 2,221,725 2,235,114
UMBS Fannie Mae Pool, 4.50%, 11/1/2055 1,464,549 1,410,040
UMBS Fannie Mae Pool, 5.00%, 3/1/2056 1,982,665 1,954,992
UMBS Fannie Mae Pool, 5.00%, 4/1/2056 2,492,168 2,457,447
United States Treasury Note, 4.88%, 10/31/2028 3,000,000 3,068,672
United States Treasury Note, 4.00%, 2/15/2034 3,000,000 2,947,441
Total U.S. Government & Agencies
(Cost $135,095,195) 132,971,690
COLLATERALIZED LOAN OBLIGATIONS — 2.66%
Benefit Street Partners CLO Ltd., Series 2022-29A, Class BR, 5.17%,
1/25/2038 (TSFR3M + 150bps)
(a),(b)
1,000,000 1,000,578
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class CR, 5.32%,
1/15/2035 (TSFR3M + 165bps)
(a),(b)
1,000,000 1,000,870
Caryle US CLO Ltd., Series 2017-3, Class BR2, 5.45%, 10/21/2037
(TSFR3M + 178bps)
(a),(b)
1,000,000 1,001,663
Hildene TruPS Financials Note Secruitization, Series 2019-2A, Class A1,
5.69%, 5/22/2039 (SOFR + 176.0bps)
(a),(b)
1,513,659 1,513,899
Madison Park Funding LXVII Ltd., Series 67A, Class B, 5.72%, 4/25/2037
(TSFRM + 205.0bps)
(a),(b)
1,000,000 1,001,736
Neuberger Berman CLO XXI Ltd., Series 2024-21A, Class BR3, 5.37%,
1/20/2039 (TSFR3M + 170bps)
(a),(b)
1,000,000 999,981
Oaktree CLO Ltd., Series 2019-3, 5.26%, 1/20/2038 (TSFR3M +
138bps)
(a),(b)
1,000,000 998,853
Rockford Tower CLO Ltd., Series 2019-2, Class CR2, 5.66%, 8/20/2032
(TSFR3M + 200bps)
(a),(b)
1,000,000 1,000,116
Venture CLO Ltd., Series 2018-31A, Class C1, 5.89%, 4/20/2031 (TSFR3M
+ 221.2bps)
(a),(b)
750,000 750,601
Total Collateralized Loan Obligations
(Cost $9,247,723) 9,268,297

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
H15T5Y— 5 Year Treasury Rate
MTN— Medium Term Note
SOFR — Secured Overnight Financing Rate
SOFRIX — Secured Overnight Financing Rate Index
TSFR3M — Term Secured Overnight Finance Rate
(3 Month)
TSFR1M — Term Secured Overnight Finance Rate
(1 Month)
USISSO05 — 5 Year Secured Overnight Financing
Rate-linked interest rate swap rate
USISDA05 — 5 Year Secured Overnight Financing
Rate-linked mid-market interest rate swap rate
USSW5 — USD 5 Year Swap Rate
Shares Fair Value
INVESTMENT COMPANIES — 2.76%
Exchange-Traded Funds — 2.76%
iShares Convertible Bond ETF 20,000 $ 2,254,200
iShares iBoxx $ High Yield Corporate Bond ETF 10,000 803,800
iShares iBoxx $ Investment Grade Corporate Bond 14,000 1,523,900
iShares US Preferred Stock ETF 32,000 1,006,400
SPDR Bloomberg Barclays Convertible Securities ETF 20,000 2,020,800
Vanguard Emerging Markets Government Bond ETF, USD Class 30,000 2,007,900
9,617,000
Total Investment Companies
(Cost $8,960,880) 9,617,000
Total Investments — 94.20%
(Cost $333,511,244) 328,709,857
Other Assets in Excess of Liabilities  —  5.80% 20,247,020
Net Assets — 100.00% $ 348,956,877
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2026 was $65,644,819, representing 18.81% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Yorktown Small Cap Fund
Schedule of Investments
April 30, 2026 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 97.36%
Communications — 0.55%
Grab Holdings Ltd., Class A
(a)
52,000 $ 198,640
Consumer Discretionary — 9.58%
Boot Barn Holdings, Inc.
(a)
2,550 437,198
Boyd Gaming Corp. 2,700 234,765
Cavco Industries, Inc.
(a)
800 405,600
DraftKings, Inc., Class A
(a)
9,960 232,267
FirstCash Holdings, Inc. 2,650 578,283
Group 1 Automotive, Inc. 690 246,240
Interface, Inc. 7,225 201,433
Liquidity Services, Inc.
(a)
4,600 163,990
SharkNinja , Inc.
(a)
3,500 404,355
Texas Roadhouse, Inc. 1,330 214,117
Universal Technical Institute, Inc.
(a)
8,450 317,128
3,435,376
Consumer Staples — 2.97%
Chefs' Warehouse, Inc. (The)
(a)
7,050 547,080
Lamb Weston Holdings, Inc. 7,200 313,560
Performance Food Group Co.
(a)
2,250 203,760
1,064,400
Energy — 2.98%
Kodiak Gas Services Inc 7,500 508,500
Range Resources Corp. 5,400 234,900
Select Water Solutions, Inc., Class A 19,450 325,399
1,068,799
Financials — 14.37%
Axos Financial, Inc.
(a)
6,000 578,640
Bancorp, Inc. (The)
(a)
4,300 257,269
BitMine Immersion Technologies, Inc. 16,400 350,960
Dave Inc
(a)
1,750 475,982
Enova International, Inc.
(a)
2,250 381,173
Freedom Holding Corp.
(a)
3,700 554,371
LPL Financial Holdings, Inc. 1,150 384,249
Marex Group PLC
(a)
5,900 314,765
Palomar Holdings, Inc.
(a)
2,000 240,760
Seacoast Banking Corp. of Florida 9,250 291,097
SmartFinancial , Inc.
(a)
6,750 283,095
StoneX Group, Inc.
(a)
4,950 524,849
UMB Financial Corporation 2,100 264,957
Velocity Financial, Inc.
(a)
13,000 250,770
5,152,937
Health Care — 11.41%
ACADIA Pharmaceuticals, Inc.
(a)
12,050 270,522
Axsome Therapeutics, Inc.
(a)
1,900 394,725
Beam Therapeutics, Inc.
(a)
12,800 388,224
Bridgebio Pharma, Inc.
(a)
3,250 231,107

Yorktown Small Cap Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Shares Fair Value
Ensign Group, Inc. (The) 2,100 $ 392,049
Glaukos Corporation
(a)
2,850 409,460
Guardant Health, Inc.
(a)
8,850 770,658
Insmed , Inc.
(a)
4,175 569,178
iRadimed Corporation
(a)
2,250 187,740
Mirum Pharmaceuticals, Inc.
(a)
2,550 248,141
TransMedics Group Inc
(a)
2,300 231,817
4,093,621
Industrials — 26.58%
AAR Corporation
(a)
2,750 303,517
AeroVironment, Inc.
(a)
1,994 388,870
Argan, Inc. 670 448,887
AZZ, Inc. 3,750 536,400
Badger Meter, Inc. 1,650 199,501
Cactus, Inc., Class A 6,950 387,254
CECO Environmental Corp.
(a)
3,200 237,248
Construction Partners, Inc., Class A
(a)
4,800 593,568
CSW Industrials, Inc. 1,300 378,560
Dycom Industries, Inc.
(a)
850 351,985
ESCO Technologies, Inc. 1,100 356,345
Gorman-Rupp Company (The) 4,300 325,682
Herc Holdings, Inc. 1,700 215,764
IES Holdings, Inc.
(a)
940 605,435
Installed Building Products, Inc. 1,600 461,680
Itron , Inc.
(a)
3,000 251,400
Kadant , Inc. 1,425 417,710
Mueller Industries, Inc. 4,600 622,978
Napco Security Technologies Inc
(a)
9,900 462,825
Primoris Services Corp. 2,050 371,358
RBC Bearings, Inc.
(a)
970 581,117
SPX Technologies, Inc.
(a)
1,550 339,311
V2X, Inc.
(a)
5,400 366,174
WESCO International, Inc. 950 331,664
9,535,233
Materials — 4.08%
Balchem Corp. 2,500 404,050
Eagle Materials, Inc. 980 205,908
Hawkins, Inc. 2,050 343,272
Ramaco Resources, Inc., Class A
(a)
19,150 284,378
United States Lime & Minerals, Inc. 2,100 226,107
1,463,715
Real Estate — 1.40%
Hannon Armstrong Sustainable Infrastructure 12,000 503,400
Technology — 23.44%
ACM Research, Inc., Class A
(a)
13,300 687,477
Alignment Healthcare, Inc.
(a)
12,300 277,242
Allegro Microsystems, Inc.
(a)
11,300 548,050
Appfolio , Inc., Class A
(a)
1,950 325,825

Yorktown Small Cap Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
Shares Fair Value
Applied Optoelectronics, Inc.
(a)
2,350 $ 386,246
Calix, Inc.
(a)
9,000 392,040
Credo Technology Group Holding Ltd.
(a)
2,650 461,126
D-Wave Quantum, Inc.
(a)
13,100 265,668
IonQ , Inc.
(a)
18,700 843,744
IREN Ltd.
(a)
9,450 430,070
NCR Atleos Corp.
(a)
10,400 461,552
Nova Ltd.
(a)
1,240 620,533
Pagseguro Digital Ltd., Class A
(a)
37,800 378,756
Palo Alto Networks, Inc.
(a)
2,090 374,779
PDF Solutions, Inc.
(a)
9,550 409,217
Planet Labs PBC, CLASS A
(a)
9,650 356,761
Rambus, Inc.
(a)
4,950 569,795
TTM Technologies, Inc.
(a)
2,800 443,016
UiPath, Inc., Class A
(a)
17,250 177,675
8,409,572
Total Common Stocks
(Cost $24,104,437) 34,925,693
Total Investments — 97.36%
(Cost $24,104,437) 34,925,693
Other Assets in Excess of Liabilities  —  2.64% 945,216
Net Assets — 100.00% $ 35,870,909
(a) Non-income producing security.